Share capital (Schedule of detailed information about shares activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance, beginning of year	$ 1,476,828	$ 1,699,806
Balance, end of year	$ 1,571,809	$ 1,476,828
Share capital [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of year (shares)	261,598,312	261,272,151
Balance, beginning of year	$ 1,778,848	$ 1,777,340
Exercise of options (shares)	421,545	326,161
Exercise of options	$ 1,926	$ 1,508
Balance, end of year (shares)	262,019,857	261,598,312
Balance, end of year	$ 1,780,774	$ 1,778,848